STOCK OPTIONS (Details 1B) - USD ($)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Options Outstanding
Outstanding at Beginning of Period	2,810,000	2,680,000
Granted		745,000
Forfeited		(615,000)
Outstanding and expected to vest at End of Period		2,810,000
Exercisable		1,742,000
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 1.58	$ 1.70
Granted		1.15
Forfeited		1.56
Outstanding and expected to vest at End of Period		1.58
Exercisable at End of period		$ 1.78
Outstanding at Beginning of Period	$ 20,670
Outstanding and expected to vest at End of Period		$ 20,670
Exercisable at End of period		$ 17,790
Weighted Average Remaining Contractual Term
Outstanding and expected to vest at End of Period		8 years 3 months 16 days
Exercisable at End of period		7 years 7 months 24 days
Option [Member]
Options Outstanding
Outstanding at Beginning of Period	2,810,000
Granted	1,300,000
Exercised
Forfeited	8,000
Expired
Outstanding and expected to vest at End of Period	4,102,000	2,810,000
Exercisable	1,769,000
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 1.58
Granted	$ 0.55
Exercised
Forfeited	$ 0.54
Expired
Outstanding and expected to vest at End of Period	$ 1.26	$ 1.58
Exercisable at End of period	$ 1.76
Outstanding at Beginning of Period	$ 20,670
Outstanding and expected to vest at End of Period		$ 20,670
Exercisable at End of period
Weighted Average Remaining Contractual Term
Outstanding and expected to vest at Beginning of Period	8 years 3 months 14 days
Outstanding and expected to vest at End of Period	8 years 7 months 24 days
Exercisable at End of period	7 years 3 months